Segments - Schedule of Net Sale by Product to External Customers (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Oct. 01, 2016	Jul. 02, 2016	Apr. 02, 2016	Dec. 31, 2015	Oct. 03, 2015	Jul. 04, 2015	Apr. 04, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Net sales to external customers	$ 3,956,538	$ 4,290,236	$ 4,245,772	$ 3,715,576	$ 3,456,713	$ 4,225,514	$ 4,357,609	$ 4,399,440	$ 16,208,122	$ 16,439,276	$ 21,105,141
Sheet [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									5,178,467	4,628,805	5,988,303
Bar [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									2,886,648	3,005,450	4,051,171
Structural [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									1,982,642	2,137,413	2,617,196
Plate [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									1,204,185	1,312,663	2,066,972
Tubular Products [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									60,106
Steel Products [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									3,687,448	3,966,895	4,032,385
Raw Materials [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									$ 1,208,626	$ 1,388,050	$ 2,349,114